Accounts receivable net (Tables)	6 Months Ended
Mar. 31, 2024
Accounts receivable net
Schedule of components of accounts receivable
	March 31,	September 30,
	2024	2023
	(unaudited)
Accounts receivable	$33,559,596	$29,509,165
Less: allowance for doubtful accounts	(184,882)	(496,299)
Accounts receivable, net	$33,374,714	$29,012,866

Schedule of allowance for doubtful accounts
	March 31,	September 30,
	2024	2023
	(unaudited)
Balance as of beginning of period	$496,299	$330,990
Addition	-	179,562
Reversal	(317,232)	-
Translation adjustments	5,815	(14,253)
Balance as of end of period	$184,882	$496,299